Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents	$ 72,311	$ 730,184	$ 133,571
Accounts receivable, net of allowance for doubtful accounts	152,706	152,520	460,799
Contract assets (Note 6)		0	0
Inventory	240,973	231,532	231,953
Prepaid expenses	168,480	90,288	87,823
TOTAL CURRENT ASSETS	634,470	1,204,524	914,146
PROPERTY AND EQUIPMENT, net	72,637	60,369	76,938
OTHER ASSETS	16,497	13,917	13,786
TOTAL ASSETS	723,604	1,278,810	1,004,870
CURRENT LIABILITIES
Accounts payable	1,560,965	1,496,523	712,964
Accrued expenses	746,083	673,600	375,088
Accrued employee compensation	364,503	1,680	64,860
Contract liabilities	353,115	0
Advances payable	144,000	310,000	0
Line of credit, related parties	524,869	370,179	0
Convertible promissory notes, net	2,548,325	455,606	0
Short term note payable	186,981	0
Accrued interest, related parties	1,005,144	685,907	109,426
Short term loan, net		0	47,440
Warrant liability	1,396,199	1,943,883	1,242,120
Notes payable, related parties, net	5,335,243	5,222,259	5,364,572
TOTAL CURRENT LIABILITIES	14,165,427	11,159,637	7,916,470
NON-CURRENT LIABILITIES
Contract liabilities	25,959	0
TOTAL NON-CURRENT LIABILITIES	25,959	0
TOTAL LIABILITIES	14,191,386	11,159,637	7,916,470
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT
COMMON STOCK	155,107	139,300	137,220
ADDITIONAL PAID-IN CAPITAL	100,979,533	94,995,040	92,436,697
ACCUMULATED DEFICIT	(114,541,440)	(104,971,384)	(99,433,448)
ACCUMULATED OTHER COMPREHENSIVE LOSS	(60,982)	(43,783)	(52,069)
TOTAL STOCKHOLDERS' DEFICIT	(13,467,782)	(9,880,827)	(6,911,600)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	723,604	1,278,810	1,004,870
Series A Convertible Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
PREFERRED STOCK	0	0	0
Series B Convertible Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
PREFERRED STOCK	$ 0	0	0
Undesignated Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
PREFERRED STOCK		$ 0	$ 0